Fair value measurements - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair value measurements
Equity Securities, FV-NI, Gain		¥ 2,657,370	¥ 1,803,081
Impairment of investments	$ 8,954	¥ 62,334	¥ 35,348	¥ 43,205